Risk management and financial instruments	12 Months Ended
Dec. 31, 2023
Risk management and financial instruments
Risk management and financial instruments

27.      Risk management and financial instruments

27.1.   Classification of financial instruments

The classification of financial instruments is presented in the table below:

	December 31, 2023					December 31, 2022
	Amortized cost	Fair value through profit or loss	Level 1	Level 2	Level 3	Amortized cost	Fair value through profit or loss	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	63,742	-	-	-	-	43,796	56,447	56,447	-	-
Financial investment	-	-	-	-	-	-	8,160	8,160	-	-
Restricted cash	6,403	-	-	-	-	-	-	-	-	-
Trade accounts receivable	148,784	-	-	-	-	156,012	-	-	-	-
Total assets	218,929	-	-	-	-	199,808	64,607	64,607	-	-
Liabilities
Loans and financing	87,796	-	-	-	-	166,834	-	-	-	-
Trade and other payable	353,998	-	-	-	-	265,820	-	-	-	-
Liabilities from acquisition	292,152	-	-	-	-	285,428	66,202	-	-	66,202
Total liabilities	733,946	-	-	-	-	718,082	66,202	-	-	66,202

27.1.1.  Level 3 measurement

The fair value of liabilities from acquisitions is determined using unobservable inputs, therefore it is classified in the level 3 of the fair value hierarchy. The main assumptions used in the measurement of the fair value of liabilities from acquisitions on measurement are presented below.

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable and fair value measurement
Liabilities from acquisition	Market Comparison: The valuation model considers the acquisition price of companies of similar size, sector.	- Acquisitions multiples ranges depending on the gross profit business plan achievement	The estimated fair value would increase (decrease) if:- The gross profit was higher (lower) in the period of the earn-out calculation.

From the amount to be paid related to liabilities from acquisitions, the Company has a liability arising from its acquisitions that will be settled as certain milestones established in the contract are reached.

On October 31, 2023 the calculation period ended and in December, the amounts were approved by the executive sellers. As of December 31, 2023, the Company does not have amounts recorded under Liabilities from acquisition classified as level 3 of the fair value hierarchy (R$66,202 on December 31, 2022).

27.2.     Financial risk management

The main financial risks to which the Company and its subsidiaries are exposed when conducting their activities are:

(a)   Credit risk

It results from any difficulty in collecting the amounts of services provided to the customers. The Company and its subsidiaries are also subject to credit risk from their interest earning bank deposits.  The credit risk related to the provision of services is minimized by a strict control of the customer base and active delinquency management by means of clear policies regarding the concession of services. There is no concentration of transactions with customers and the default level is historically very low. In connection with credit risk relating to financial institutions, the Company and its subsidiaries seek to diversify such exposure among financial institutions.

Credit risk exposure

The book value of financial assets represents the maximum credit exposure. The maximum credit risk exposure on financial information date was:

	2023	2022
Cash and cash equivalents	63,742	100,243
Financial investment	-	8,160
Restricted cash	6,403	-
Trade accounts receivable	148,784	156,012
Total	218,929	264,415

The Company determines its allowance for expected credit losses by applying a loss rate calculated on historical effective losses on sales.

Additionally, the Company considers that accounts receivable had a significant increase in credit risk and provides for:

●	All notes receivable past due for more than 180 days;
●	Notes subject to additional credit analysis presenting indicators of significant risks of default based on ongoing renegotiations, failure indicators or judicial recovery ongoing processes and customers with relevant evidence of cash deteriorating situation.

(b)   Market Risk

Interest rate and inflation risk: Interest rate risk arises from the portion of debt and interest earning bank deposits remunerated at CDI (Interbank Deposit Certificate) rate, which may adversely affect the financial income or expenses in the event an unfavorable change in interest and inflation rates takes place.

(c)    Operations with derivatives

The Company uses derivative financial instruments to hedge against the risk of change in the foreign exchange rates. Therefore, they are not speculative. The derivative financial instruments designated in hedge operations are initially recognized at fair value on the date on which the derivative contract is executed and are subsequently remeasured to their fair value. Changes in the fair value of any of these derivative instruments are immediately recognized in the statement of profit or loss under “net financial cost”. As of December 31, 2023, the Company no longer has derivative financial instruments.

(d)     Liquidity risk

The liquidity risk consists of the risk of the Company not having sufficient funds to settle its financial liabilities. The Company’s and its subsidiaries’ cash flow and liquidity control are closely monitored by Company’s Management, so as to ensure that cash operating generation and previous fund raising, as necessary, are sufficient to maintain the payment schedule, thus not generating liquidity risk for the Company and its subsidiaries.

We are committed to and have been taking all the necessary actions that we consider necessary to enable the Company to obtain the funding to ensure it will continue its regular operations in the next twelve months, including raising new credit lines and/or issuing new equity, among other alternatives.

We present below the contractual maturities of financial liabilities including payment of estimated interest.

Non-derivative financial liabilities	Book value	Contractual cash flow	Up to 12 months	1–2 years	2–3 years	> 3 years
Loans, borrowings and debentures	87,796	101,391	41,807	39,183	20,401	-
Trade and other payables	353,998	353,998	353,998	-	-	-
Liabilities from acquisitions	294,703	294,703	134,466	92,088	68,149	-
Lease liabilities	2,808	3,319	2,051	1,268	-	-
Total	739,305	753,411	532,322	132,539	88,550	-

(e)     Capital management

The Company's capital management aims to ensure that an adequate credit rating is maintained, as well as a capital relationship, so as to support Company's business and leverage shareholders' value.

The Company controls its capital structure by adjusting it to the current economic conditions. In order to maintain an adjusted structure, the Company may pay dividends, return capital to the shareholders, obtain funding from new loans, issue promissory notes and contract derivative transactions.

The Company considers its net debt structure as loans and financing less cash and cash equivalents. The financial leverage ratios are summarized as follows:

	2023	2022
Loans and borrowings	87,796	166,834
Cash and cash equivalents	(63,742)	(100,243)
Net debt	24,054	66,591
Total equity attributable to owners of the Company	888,810	953,336
Net debt/equity attributable to owners of the Company (%)	0.03	0.07